Trade receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
Trade receivable balances include sales to wholesalers, retailers, doctor groups, private health systems, government agencies, pharmacy benefit managers, managed health-care organizations and government-supported healthcare systems. We closely monitor the level of trade receivables in the countries deemed to have an elevated credit risk. We consider macroeconomic and geopolitical environment, country profile and historical experience in addition to other relevant information when assessing the credit risk. Deteriorating credit risk factors may result in an increase in the average length of time that it takes to collect these trade receivables and may require Alcon to reevaluate the expected credit loss amount of these trade receivables in future periods or change the terms on which we operate. As of December 31, 2023, the amounts past due for more than one year in elevated credit risk countries are not significant.
The following tables provide details related to Trade receivables as of December 31, 2023 and 2022, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables:

	2023
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,452	(2)	1,450	0.1%
Past due for not more than one month	143	(1)	142	0.7%
Past due for more than one month but less than three months	94	(2)	92	2.1%
Past due for more than three months but less than six months	54	(2)	52	3.7%
Past due for more than six months but less than one year	35	(13)	22	37.1%
Past due for more than one year	36	(24)	12	66.7%
Total	1,814	(44)	1,770

	2022
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,390	(2)	1,388	0.1%
Past due for not more than one month	125	(1)	124	0.8%
Past due for more than one month but less than three months	93	(2)	91	2.2%
Past due for more than three months but less than six months	56	(4)	52	7.1%
Past due for more than six months but less than one year	28	(16)	12	57.1%
Past due for more than one year	38	(32)	6	84.2%
Total	1,730	(57)	1,673
The following table summarizes the movement in the provision for doubtful trade receivables:

($ millions)	2023	2022	2021
January 1	(57)	(55)	(68)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(26)	(40)	(20)
Utilization of provisions for doubtful trade receivables	14	7	8
Reversal of provisions for doubtful trade receivables	26	28	23
Currency translation effects	(1)	3	2
December 31	(44)	(57)	(55)
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2023	2022
US dollar (USD)	680	701
Euro (EUR)	315	256
Japanese yen (JPY)	156	154
Chinese yuan (CNY)	110	102
Brazilian real (BRL)	65	55
Canadian dollar (CAD)	40	35
South Korean won (KRW)	36	37
Mexican peso (MXN)	32	26
Indian rupee (INR)	32	33
Australian dollar (AUD)	26	29
British pound (GBP)	32	31
Russian ruble (RUB)	27	28
Taiwan dollar (TWD)	26	22
Other currencies	193	164
Total trade receivables, net	1,770	1,673